Share-Based Payments - Disclosure of Change in Number of Share Options Outstanding (Detail)				12 Months Ended
	Jun. 15, 2018	May 15, 2018	Apr. 15, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period	23,600	16,500	16,500
Share Option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period				2,133,100	1,160,060	861,000
Granted during the period				824,200	998,500	359,060
Forfeited during the period				227,730	24,260	25,000
Exercised during the period				268,000	1,200	35,000
Expired during the period				0	0	0
Balance at end of period				2,461,570	2,133,100	1,160,060